FINANCIAL ASSETS RECEIVABLE, NET	6 Months Ended	9 Months Ended
	Jun. 30, 2022	Sep. 30, 2022
FINANCIAL ASSETS RECEIVABLE, NET
FINANCIAL ASSETS RECEIVABLE, NET

4.           FINANCIAL ASSETS RECEIVABLE

The Group’s financial assets receivable as of December 31, 2021 and June 30, 2022 are as follows:

	December 31,	June 30,
	2021	2022
	RMB	RMB
Financial assets receivable	4,897,854	4,821,201
Allowance for uncollectible receivables	(493,646)	(519,563)
Financial assets receivable, net	4,404,208	4,301,638

The movement of financial assets receivable for the six months ended June 30, 2021 and 2022 is as follows:

	Six months ended June 30,
	2021	2022
	RMB	RMB
	(unaudited)
Balance at beginning of period	4,601,642	4,897,854
Addition in the current period	3,242,066	3,012,766
Collection in the current period	(2,707,712)	(2,951,461)
Write-off	(69,140)	(137,958)
Balance at end of period	5,066,856	4,821,201

The movement of allowance for uncollectible receivables for the six months ended June 30, 2021 and 2022 is as follows:

	Six months ended June 30,
	2021	2022
	RMB	RMB
	(unaudited)
Balance at beginning of period	390,834	493,646
Current period net provision	102,769	163,875
Write-off	(69,140)	(137,958)
Balance at end of period	424,463	519,563

The Group’s financial assets receivable generated from related parties and recorded in amounts due from related parties as of December 31, 2021 and June 30, 2022 are as follows:

	December 31,	June 30,
	2021	2022
	RMB	RMB
Financial assets receivable	—	5,802
Allowance for uncollectible receivables	—	(340)
Financial assets receivable, net	—	5,462

4.           FINANCIAL ASSETS RECEIVABLE - continued

The movement of financial assets receivable generated from related parties and recorded in amounts due from related parties for the six months ended June 30, 2021 and 2022 is as follows:

	Six months ended June 30,
	2021	2022
	RMB	RMB
	(unaudited)
Balance at beginning of period	3,149	—
Addition in the current period	—	6,112
Collection in the current period	(309)	(308)
Write-off	(2,840)	(2)
Balance at end of period	—	5,802

The movement of allowance for uncollectible receivables generated from related parties and recorded in amounts due from related parties for the six months ended June 30, 2021 and 2022 is as follows:

	Six months ended June 30,
	2021	2022
	RMB	RMB
	(unaudited)
Balance at beginning of period	2,033	—
Current period net provision	807	342
Write-off	(2,840)	(2)
Balance at end of period	—	340

The following table summarizes the aging of the Group’s financial assets receivable as of December 31, 2021 and June 30, 2022:

		31-60	Over 60		Total
	0-30 days	days	days		financial
	past	past	past		assets
	due	due	due	Current	receivable
December 31, 2021	15,594	12,038	—	4,870,222	4,897,854
June 30, 2022	32,536	34,257	—	4,754,408	4,821,201

As of December 31, 2021 and June 30, 2022, the principal of financial assets receivable by year of origination:

	2021	2020	2019	Total
As of December 31, 2021	4,078,249	819,605	—	4,897,854

	2022	2021	2020	Total
As of June 30, 2022	2,390,103	2,095,971	335,127	4,821,201

4.           FINANCIAL ASSETS RECEIVABLE, NET

The Group’s financial assets receivable as of December 31, 2021 and September 30, 2022 are as follows:

	December 31,	September 30,
	2021	2022
	RMB	RMB
Financial assets receivable	4,897,854	4,614,070
Allowance for uncollectible receivables	(493,646)	(536,976)
Financial assets receivable, net	4,404,208	4,077,094

The movement of financial assets receivable for the nine months ended September 30, 2021 and 2022 is as follows:

	Nine months ended September 30,
	2021	2022
	RMB	RMB
Balance at beginning of period	4,601,642	4,897,854
Addition in the current period	4,943,489	4,391,406
Collection in the current period	(4,073,947)	(4,440,585)
Write-off	(109,429)	(234,605)
Balance at end of period	5,361,755	4,614,070

The movement of allowance for uncollectible receivables for the nine months ended September 30, 2021 and 2022 is as follows:

	Nine months ended September 30,
	2021	2022
	RMB	RMB
Balance at beginning of period	390,834	493,646
Current period net provision	172,854	277,935
Write-off	(109,429)	(234,605)
Balance at end of period	454,259	536,976

The movement of financial assets receivable generated from related parties and recorded in amounts due from related parties for the nine months ended September 30, 2021 and 2022 is as follows:

	Nine months ended September 30,
	2021	2022
	RMB	RMB
Balance at beginning of period	3,149	—
Addition in the current period	—	26,859
Collection in the current period	(309)	(2,617)
Write-off	(2,840)	(3)
Balance at end of period	—	24,239

The movement of allowance for uncollectible receivables generated from related parties and recorded in amounts due from related parties for the nine months ended September 30, 2021 and 2022 is as follows:

	Nine months ended September 30,
	2021	2022
	RMB	RMB
Balance at beginning of period	2,033	—
Current period net provision	807	1,426
Write-off	(2,840)	(3)
Balance at end of period	—	1,423

The following table summarizes the aging of the Group’s financial assets receivable as of December 31, 2021 and September 30, 2022:

		31-60	Over 60		Total
	0-30 days	days	days		financial
	past	past	past		assets
	due	due	due	Current	receivable
December 31, 2021	15,594	12,038	—	4,870,222	4,897,854
September 30, 2022	33,033	36,128	—	4,544,909	4,614,070

As of December 31, 2021 and September 30, 2022, the principal of financial assets receivable by year of origination:

	2021	2020	Total
As of December 31, 2021	4,078,249	819,605	4,897,854

	2022	2021	2020	Total
As of September 30, 2022	3,041,583	1,402,475	170,012	4,614,070